SHARE CAPITAL AND RESERVES (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares
Share Capital and Reserves
Number of options outstanding, beginning | shares	13,410,000	6,480,000
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.100
Number of options granted	(1,100,000)	6,930,000
Weighted average exercise price Granted	$ 0.117	$ 0.107
Number of options outstanding, ending | shares	12,310,000	13,410,000
Weighted average exercise price outstanding, ending	$ 0.100	$ 0.102